Segment information	6 Months Ended
Jun. 30, 2019
Segment information
4 Segment information
The Group is a global financial services company domiciled in Switzerland and serves its clients through three regionally focused divisions: Swiss Universal Bank, International Wealth Management and Asia Pacific. These regional businesses are supported by two other divisions specialized in investment banking capabilities: Global Markets and Investment Banking & Capital Markets. Beginning in 2019, the Strategic Resolution Unit has ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within the Corporate Center. The segment information reflects the Group’s reportable segments and the Corporate Center, which are managed and reported on a pre-tax basis.
> Refer to “Note 4 – Segment information” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2018 for further information on segment information, revenue sharing and cost allocation and funding.
Net revenues and income/(loss) before taxes
in	2Q19	1Q19	2Q18	6M19	6M18
Net revenues (CHF million)
Swiss Universal Bank	1,476	1,379	1,419	2,855	2,850
International Wealth Management	1,369	1,417	1,344	2,786	2,747
Asia Pacific	913	854	914	1,767	1,905
Global Markets	1,553	1,472	1,426	3,025	2,972
Investment Banking & Capital Markets	454	356	644	810	1,172
Strategic Resolution Unit [1]	–	–	(176)	–	(379)
Corporate Center	(184)	(91)	24	(275)	(36)
Net revenues	5,581	5,387	5,595	10,968	11,231
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	654	550	553	1,204	1,116
International Wealth Management	444	523	433	967	917
Asia Pacific	237	183	217	420	451
Global Markets	357	282	148	639	443
Investment Banking & Capital Markets	6	(93)	110	(87)	169
Strategic Resolution Unit [1]	–	–	(368)	–	(777)
Corporate Center	(396)	(383)	(41)	(779)	(213)
Income/(loss) before taxes	1,302	1,062	1,052	2,364	2,106
1
Beginning in 2019, the Strategic Resolution Unit has ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within the Corporate Center.

Total assets
end of	2Q19	1Q19	4Q18
Total assets (CHF million)
Swiss Universal Bank	229,705	228,664	224,301
International Wealth Management	94,591	93,968	91,835
Asia Pacific	106,592	105,868	99,809
Global Markets	217,930	227,482	211,530
Investment Banking & Capital Markets	17,667	17,494	16,156
Strategic Resolution Unit [1]	–	–	20,874
Corporate Center	117,731	120,160	104,411
Total assets	784,216	793,636	768,916
1
Beginning in 2019, the Strategic Resolution Unit has ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within the Corporate Center.

Bank
Segment information
4 Segment information
> Refer to “Note 4 – Segment information” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q19 for further information.
For the purpose of presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank.
Net revenues and income/(loss) before taxes
in	6M19	6M18
Net revenues (CHF million)
Swiss Universal Bank	2,855	2,850
International Wealth Management	2,786	2,747
Asia Pacific	1,767	1,905
Global Markets	3,025	2,972
Investment Banking & Capital Markets	810	1,172
Strategic Resolution Unit [1]	–	(379)
Adjustments [2]	(132)	(71)
Net revenues	11,111	11,196
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	1,204	1,116
International Wealth Management	967	917
Asia Pacific	420	451
Global Markets	639	443
Investment Banking & Capital Markets	(87)	169
Strategic Resolution Unit [1]	–	(777)
Adjustments [2]	(882)	(432)
Income/(loss) before taxes	2,261	1,887
1
Beginning in 2019, the Strategic Resolution Unit has ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within the Corporate Center.

2
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Total assets
end of	6M19	2018
Total assets (CHF million)
Swiss Universal Bank	229,705	224,301
International Wealth Management	94,591	91,835
Asia Pacific	106,592	99,809
Global Markets	217,930	211,530
Investment Banking & Capital Markets	17,667	16,156
Strategic Resolution Unit [1]	–	20,874
Adjustments [2]	120,343	107,564
Total assets	786,828	772,069
1
Beginning in 2019, the Strategic Resolution Unit has ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within the Corporate Center.

2
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.